Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial Assets	£ 723,039	£ 694,235
Financial Liabilities	679,483	647,745
Bank deposits
Financial instruments
Financial Liabilities	20,493	23,297
Customer accounts
Financial instruments
Financial Liabilities	369,247	360,914
Settlement balances
Financial instruments
Financial Liabilities	4,069	3,066
Trading liabilities
Financial instruments
Financial Liabilities	73,949	72,350
Derivatives
Financial instruments
Financial Liabilities	146,879	128,897
Other financial liabilities
Financial instruments
Financial Liabilities	45,220	39,732
Subordinated liabilities
Financial instruments
Financial Liabilities	9,979	10,535
Lease liabilities
Financial instruments
Financial Liabilities	1,823
Less than 12 months | Bank deposits
Financial instruments
Financial Liabilities	9,286	7,438
Less than 12 months | Customer accounts
Financial instruments
Financial Liabilities	367,098	359,148
Less than 12 months | Settlement balances
Financial instruments
Financial Liabilities	4,069	3,066
Less than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	53,047	50,668
Less than 12 months | Derivatives
Financial instruments
Financial Liabilities	41,276	29,028
Less than 12 months | Other financial liabilities
Financial instruments
Financial Liabilities	11,915	8,240
Less than 12 months | Subordinated liabilities
Financial instruments
Financial Liabilities	160	299
Less than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	194
More than 12 months | Bank deposits
Financial instruments
Financial Liabilities	11,207	15,859
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	2,149	1,766
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	20,902	21,682
More than 12 months | Derivatives
Financial instruments
Financial Liabilities	105,603	99,869
More than 12 months | Other financial liabilities
Financial instruments
Financial Liabilities	33,305	31,492
More than 12 months | Subordinated liabilities
Financial instruments
Financial Liabilities	9,819	10,236
More than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	1,629
Cash and balances at central banks
Financial instruments
Financial Assets	77,858	88,897
Cash and balances at central banks | Less than 12 months
Financial instruments
Financial Assets	77,858	88,897
Equity Shares
Financial instruments
Financial Assets	76,745	75,119
Equity Shares | Less than 12 months
Financial instruments
Financial Assets	51,825	49,094
Equity Shares | More than 12 months
Financial instruments
Financial Assets	24,920	26,025
Derivatives
Financial instruments
Financial Assets	150,029	133,349
Derivatives | Less than 12 months
Financial instruments
Financial Assets	40,798	28,503
Derivatives | More than 12 months
Financial instruments
Financial Assets	109,231	104,846
Settlement balances
Financial instruments
Financial Assets	4,387	2,928
Settlement balances | Less than 12 months
Financial instruments
Financial Assets	4,387	2,928
Loans to banks
Financial instruments
Financial Assets	10,689	12,947
Loans to banks | Less than 12 months
Financial instruments
Financial Assets	10,676	12,833
Loans to banks | More than 12 months
Financial instruments
Financial Assets	13	114
Loans to customers
Financial instruments
Financial Assets	326,947	305,089
Loans to customers | Less than 12 months
Financial instruments
Financial Assets	77,742	67,354
Loans to customers | More than 12 months
Financial instruments
Financial Assets	249,205	237,735
Other financial assets
Financial instruments
Financial Assets	61,452	59,485
Other financial assets | Less than 12 months
Financial instruments
Financial Assets	10,187	11,681
Other financial assets | More than 12 months
Financial instruments
Financial Assets	£ 51,265	£ 47,804